Note 3 - Earnings per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
10.	Earnings per Share:

Basic earnings per common share are computed by dividing net income (loss), attributable to Gyrodyne, by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share give effect to stock options and warrants which are considered to be dilutive common stock equivalents. Treasury shares have been excluded from the weighted average number of shares. The Company does not have any outstanding common stock equivalents as of September 30, 2014, and 2013.

	Nine Months Ended September 30,
BASIC	2014	2013
Net (loss) income attributable to Gyrodyne:
Continuing operations	$(61,622)	$47,380,476
Discontinued operations	-	-
Net (loss) income attributable to Gyrodyne	(61,622)	47,380,476
Weighted average number of common shares outstanding	1,482,680	1,482,680
Net (loss) income per common share attributable to Gyrodyne (“EPS”):
Continuing operations	$(0.04)	$31.96
Discontinued operations	-	-
Net (loss) income per common share attributable to Gyrodyne (“EPS”)	$(0.04)	$31.96

3.     Earnings per Share:

Basic earnings per common share are computed by dividing net income (loss), attributable to Gyrodyne, by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share give effect to stock options and warrants which are considered to be dilutive common stock equivalents. The Company has no common stock equivalents. Treasury shares have been excluded from the weighted average number of shares. The Company does not have any outstanding common stock equivalents as of December 31, 2013, 2012 and 2011.

During the third quarter ended September 30, 2011, the Company filed a registration statement on Form S-3 with the Securities and Exchange Commission to register a number of shares of the Company’s common stock to be offered in a rights offering by the Company to its shareholders with gross proceeds (if all rights are exercised) of $9,210,000 or $10,210,000 if an over-allotment option is exercised. The Company received subscriptions for approximately 294,685 shares, greatly exceeding the maximum shares offered of 173,305, and the Company elected to exercise its overallotment option to issue an additional 19,336 shares to satisfy over-subscription requests. Shareholders were allocated 100% of their basic subscriptions. The rights offering resulted in 192,641 common shares issued, and net proceeds (after expenses) of $9,961,476.

	Years Ended December 31,
BASIC	2013	2012	2011
Net income (loss) attributable to Gyrodyne	$46,063,206	$99,048,253	$(1,124,665)
Weighted average number of common shares outstanding	1,482,680	1,482,680	1,340,706
Net Income (loss) per common share attributable to Gyrodyne (“EPS”)	$31.07	$66.80	$(0.84)